Revenue	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Revenue

3. Revenue

A description of the Group’s contracts with customers and its performance obligations under those contracts is contained on pages 106-107 and 109-110.

Disaggregation of revenue

The following table presents Group revenue disaggregated by type of revenue stream and by reportable segment:

Year ended 31 December 2018	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Franchise and base management fees	835	227	94	0	1,156
Incentive management fees	18	93	49	0	160
Central revenue	0	0	0	170	170

Revenue from fee business	853	320	143	170	1,486
Revenue from owned, leased and managed lease hotels	198	249	0	0	447

	1,051	569	143	170	1,933
System Fund revenues (note 32)					1,233
Reimbursement of costs					1,171

Total revenue					4,337

Year ended 31 December 2017	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Franchise and base management fees	795	204	73	—	1,072
Incentive management fees	16	90	44	—	150
Central revenue	—	—	—	157	157

Revenue from fee business	811	294	117	157	1,379
Revenue from owned, leased and managed lease hotels	188	163	—	—	351

	999	457	117	157	1,730
System Fund revenues (note 32)					1,242
Reimbursement of costs					1,103

Total revenue					4,075

Year ended 31 December 2016	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Franchise and base management fees	781	194	71	—	1,046
Incentive management fees	15	80	41	—	136
Central revenue	—	—	—	147	147

Revenue from fee business	796	274	112	147	1,329
Revenue from owned, leased and managed lease hotels	173	165	—	—	338

	969	439	112	147	1,667
System Fund revenues (note 32)					1,199
Reimbursement of costs					1,046

Total revenue					3,912

Contract balances

The following tables present information about trade receivables, contract assets, and deferred revenue:

	Note	2018 $m	2017 Restated $m
Trade receivables	16	474	452
Contract assets		290	258
Deferred revenue		1,506	1,357

A trade receivable is recorded when the Group has issued an invoice and has an unconditional right to receive payment. In respect of franchise fees, base and incentive management fees, Central revenues and revenues from owned, leased and managed lease hotels, the invoice is typically issued as the related performance obligations are satisfied, as described on page 106.

Contract assets

Contract assets are recorded in respect of key money payments made to customers, normally at the beginning of the contract term, and payments under performance guarantees. These payments are recognised in the Group income statement as a deduction to revenue over the contract term and, in the Group statement of cash flows, key money payments are described as ‘contract acquisition costs’.

	2018 $m	2017 $m
At 1 January	258	198
Costs paid	58	73
Recognised as a deduction to revenue	(19)	(17)
Repayments	(2)	—
Exchange and other adjustments	(5)	4

At 31 December	290	258

Analysed as:
Current	20	17
Non-current	270	241

	290	258

Deferred revenue

Deferred revenue is recognised when payment is received before the related performance obligation is satisfied. The main categories of deferred revenue relate to the Loyalty programme, co-branding agreements, and franchise application and re-licensing fees.

	Loyalty programme $m	Other co-brand fees $m	Application & re-licensing fees $m	Other $m	Total $m
At 1 January 2018	1,057	88	163	49	1,357
Acquisition of businesses	0	0	0	8	8
Increase in deferred revenue	540	0	36	67	643
Recognised as revenue	(416)	(11)	(23)	(47)	(497)
Exchange and other adjustments	0	0	(1)	(4)	(5)

At 31 December 2018	1,181	77	175	73	1,506

Analysed as:
Current	491	11	23	47	572
Non-current	690	66	152	26	934

	1,181	77	175	73	1,506

	Loyalty programme $m	Other co-brand fees $m	Application & re-licensing fees $m	Other $m	Total $m
At 1 January 2017	1,033	100	148	33	1,314
Increase in deferred revenue	480	—	39	34	553
Recognised as revenue	(456)	(12)	(24)	(18)	(510)

At 31 December 2017	1,057	88	163	49	1,357

Analysed as:
Current	422	11	24	33	490
Non-current	635	77	139	16	867

	1,057	88	163	49	1,357

The above table does not include amounts which were received and recognised as revenue in the year. Amounts recognised as revenue were included in deferred revenue at the beginning of the year.

Loyalty programme revenues, shown gross in the above table, are presented net of the corresponding redemption cost in the Group income statement.

Other deferred revenue includes guest deposits received by owned, leased and managed lease hotels.

Transaction price allocated to remaining performance obligations

The Group has applied the practical expedient in IFRS 15 not to disclose the aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied or partially unsatisfied as of the end of the reporting period for all amounts where the Group has a right to consideration in an amount that corresponds directly with the value to the customer of the Group’s performance completed to date (including franchise and management fees).

Amounts received and not yet recognised related to performance obligations that were unsatisfied at 31 December 2018 are as follows:

	2018			2017
Expect to be recognised in:	Loyalty and co-brand $m	Other $m	Total $m	Loyalty and co-brand $m	Other $m	Total $m
Less than 1 year	502	70	572	433	57	490
Between 1 and 2 years	257	31	288	221	29	250
Between 2 and 3 years	158	26	184	137	24	161
Between 3 and 4 years	106	22	128	95	22	117
Between 4 and 5 years	75	20	95	69	20	89
More than 5 years	160	79	239	190	60	250

	1,258	248	1,506	1,145	212	1,357

Contract costs

Movements in contract costs, typically developer commissions, are as follows:

	2018 $m	2017 $m
At 1 January	58	53
Costs incurred	9	12
Amortisation	(7)	(7)

At 31 December	60	58

Analysed as:
Current	5	7
Non-current	55	51

	60	58